Investment Strategy	Dec. 31, 2025
RJ Chartwell Premium Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	The fund is an actively managed exchange-traded fund. The fund seeks to achieve its investment objective by investing in a portfolio of generally 30‑40 US‑traded equity securities of large-capitalization U.S. and foreign companies, and selling (writing) U.S. exchange traded covered call options on each position (the “Covered Call Program”). The fund’s equity securities may include common stocks, depositary receipts, securities of foreign companies traded on U.S. exchanges and real estate investment trusts (“REITs”), and may have growth and/or value characteristics. The Covered Call Program is intended to generate income and achieve a lower volatility than the S&P 500 Index over market cycles, because selling a call option entitles the seller to receive a premium equal to the value of the option at the time of the trade, and this premium could reduce potential losses.
The fund will invest in dividend-paying and non‑dividend paying securities and will endeavor to maintain an overall portfolio yield equal to or greater than that of the S&P 500 Index. Chartwell Investment Partners LLC (the “Subadviser”) will seek to achieve the fund’s investment objective of maintaining prospects for capital appreciation by writing call options with expirations of generally up to twelve months, with strike prices that generally will be at or above the market price of the common stock, allowing the holding to increase in value. However, this capital appreciation will only be realized if the price of the stock increases, and is limited to the difference between the stock’s price and the strike price of the written option. The fund will forfeit upside potential above the strike price of the written call options. In addition to traditional options contracts, the fund may sell (write) Flexible Exchange Options (“FLEX Options”), which are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (the “OCC”), which guarantees performance by each of the counterparties to the FLEX Options. The Subadviser will write traditional options contracts or FLEX Options based on its determination as to which instrument will better help the fund achieve its investment objectives and the tax implications of such a determination. The Subadviser will, at times, use a portion of the cash flow generated from either dividends received from portfolio holdings or by the Covered Call Program to purchase call and/or put options on the S&P 500 Index or an exchange-traded fund that seeks to replicate the returns of the S&P 500 Index in order to allow the fund to participate in significant market gains and protect against significant losses. The Subadviser intends to implement this strategy by purchasing call (put) options on the S&P 500 Index or an exchange-traded fund that seeks to replicate the returns of the S&P 500 Index with a strike price approximately 10-15% higher (lower) than the price of the underlying asset (i.e., “out of the money”), and that have a longer-term expiration date of approximately 9-12 months. The Subadviser may adjust this strategy in circumstances where it anticipates unusual market gains (losses).
The fund seeks to provide consistent monthly income, however, there is no guarantee that the payments will be made monthly or that such payments, if made, will be consistent. For example, in the event the value of the asset underlying a written call option exceeds the strike price plus the premium received by the fund with respect to the option, the fund’s ability to provide consistent monthly income may be adversely impacted. The fund expects that the income it distributes will be comprised of the option premiums generated by the Covered Call Program and the dividends paid on the common stock held in the fund’s portfolio. However, the amount of the fund’s distributions for any period may exceed the amount of the fund’s income and gains for that period. In that case, some or all of the fund’s distributions may constitute a return of capital to shareholders.
The Subadviser considers large-capitalization companies to be companies that, at the time of initial purchase, have capitalizations within the range of the S&P 500 Index (which was approximately $4.23 billion to $4.92 trillion as of December 31, 2025). The fund is not required to sell common stock when market values appreciate or depreciate outside the fund’s market capitalization range. At times, the fund may invest in and hold securities of small- and mid‑ capitalization companies. The fund generally will invest in the common stock of companies that the Subadviser believes are fairly valued or undervalued in relation to their prospective earnings or sales growth, but the fund also may invest in stocks with growth characteristics. The Subadviser also will consider the premiums associated with the sale of options under the Covered Call Program when selecting portfolio investments. In doing so, the Subadviser will balance the amount of premium income to be received by writing call options on a position against measures of volatility for that position, such as its beta (i.e., its volatility compared to a broader index) or 120-day price volatility.
Although the Subadviser typically does not emphasize investment in any particular investment sector or industry, at times, the fund may invest a significant portion of its assets in the securities of companies in the information technology sector. However, as the sector composition of the fund’s portfolio changes over time, the fund’s exposure to the information technology sector may be lower at a future date, and the fund’s exposure to other market sectors may be higher. The fund will generally sell a stock when the stock has met the Subadviser’s target price for sale, the investment thesis is no longer valid or a better investment opportunity has arisen.
The Subadviser may seek to obtain exposure to the market as a whole, or a sector or industry, by investing in exchange-traded funds. The fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. The fund is non‑diversified, which means that it is not limited to a percentage of assets that it may invest in any one issuer. The fund may lend its securities to broker-dealers and other financial institutions to earn additional income. The fund also may hold some cash, money market funds, or other high-quality investments for cash management purposes, and may also hold cash in a money market deposit account at U.S. Bank, N.A., the fund’s custodian.

RJ Eagle Municipal Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	The fund is an actively managed exchange-traded fund. The fund invests, under normal circumstances, at least 80% of its net assets, including any borrowings for investment purposes, in municipal securities that pay interest that is exempt from regular federal income tax. Municipal securities generally are issued by or on behalf of states and local governments and their agencies, authorities, and other instrumentalities. The fund may only invest in U.S. dollar-denominated securities. The fund will primarily invest in investment grade municipal securities, which are rated Baa3 or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or, if unrated, are determined to be of comparable credit quality by Eagle Asset Management, Inc. (“Subadviser”). In the event that ratings services assign different ratings to the same security, the Subadviser generally will use the highest rating as the credit rating for that security. If an investment held by the fund is downgraded below investment grade, the Subadviser may sell the security or continue to hold the security. The fund may invest to a more limited extent in below-investment grade securities, commonly referred to as “high yield securities” or “junk bonds.” The fund also may invest in investment grade municipal securities issued or guaranteed by Puerto Rico or its agencies or instrumentalities. The types of municipal securities in which the fund may invest as a part of its principal investment strategies include general obligation bonds, revenue bonds, pre‑refunded bonds and private activity bonds. The fund also may invest in taxable fixed-income securities, such as U.S. Treasury securities.
The Subadviser seeks to invest in securities with the potential to provide attractive current yields or that are trading at competitive market prices. The Subadviser’s process combines the top‑down analysis of the overall economic and market environment, including factors such as government and U.S.
Federal Reserve policy, the outlook for interest rates and inflation, the global market, the domestic economy, and demographics (i.e., population gains or declines, or changes to the average age of a population), with a bottom‑up fundamental analysis of municipal issuers. The Subadviser selects securities based on a variety of factors, including credit quality, maturity, issuer diversification, and the relative expected after‑tax returns of municipal and taxable fixed-income securities (considering federal tax rates and without regard to state and local income taxes). The Subadviser also considers the tax implications of the fund’s trading activity, such as the realization of taxable gains, in making investment decisions for the fund. The fund seeks to maintain a duration within 2 years of the portfolio duration of the securities comprising the Bloomberg Municipal Bond Index (the “Index”). As of December 31, 2025, the Index’s duration was 6.65 years, which means that the fund would seek to maintain a duration within a range from approximately 4.65 – 8.65 years at that time. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.
The fund may also invest in variable and floating-rate municipal securities. The fund may invest 25% or more of its total assets in municipal securities that finance education, health care, housing transportation, utilities and other similar projects, or in industrial development bonds. Although the interest received from municipal securities is generally exempt from federal income tax, the fund may invest in municipal securities that pay interest that is subject to the federal alternative minimum tax for certain taxpayers. See the section of the Prospectus entitled “Dividends, Other Distributions and Taxes” for more details.
The fund may lend its securities to broker-dealers and other financial institutions to earn additional income. The fund may also hold cash in a money market deposit account at U.S. Bank, N.A., the fund’s custodian.

RJ Eagle Vertical Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	The fund is an actively managed exchange-traded fund. The fund aims to maximize an investor’s yield potential by utilizing a capital-structure agnostic approach that provides flexibility to invest in any level of a company’s vertical capital structure, including a company’s bonds, preferred stock and common stock. The fund primarily invests in investment-grade corporate bonds issued by companies included in the Bloomberg US Corporate Index. However, the fund will opportunistically invest in a company’s common stock and preferred securities, rather than its debt securities, if Eagle Asset Management, Inc. (the “Subadviser”) determines that the common stock or preferred securities may provide greater risk-adjusted income potential.
The Subadviser begins its portfolio construction with a top‑down consideration of the macroeconomic environment. Thereafter, the Subadviser performs a bottom‑up analysis of the credit quality of potential investments, including their operating stability and growth prospects, and considers the optimal sector allocation and diversification for the fund. In performing this analysis, the Subadviser utilizes a quantitative screen and a risk management overlay to determine the risk-adjusted relative yield potential of different parts of an issuer’s capital structure. The Subadviser generally will invest in the highest yielding securities — bonds, common stocks, preferred securities — in a company’s capital structure, consistent with the Subadviser’s risk management considerations. The Subadviser believes that, rather than being beholden to a particular asset class or style box, the capital structure-agnostic investment approach may provide the fund with an optimal mix of securities to provide high levels of income.
Although the Subadviser does not target a specific allocation, the Subadviser expects the fund’s portfolio generally to be comprised at least 50% of corporate bonds, with no more than 30% of the portfolio allocated to either common stock or preferred securities. The preferred securities in which the fund may invest may include convertible preferred securities, and the fund may invest corporate bonds and preferred securities with fixed or variable (i.e., floating) interest rates. The fund typically will invest in approximately 50‑100 large-capitalization companies, including real estate investment trusts (“REITs”), and to a lesser extent in mid‑ and small-capitalization companies. The Subadviser considers large-capitalization companies to be companies that, at the time of initial purchase, have capitalizations within the range of the S&P 500 Index (which was approximately $4.23 billion to $4.92 trillion as of December 31, 2025). The fund is not required to sell common stock when market values appreciate or depreciate outside the fund’s market capitalization range. The fund invests primarily in investment grade fixed-income securities but may also invest to a more limited extent in below-investment grade fixed-income securities, also known as high yield securities or “junk bonds.” If an investment held by the fund is downgraded below investment grade, the fund may either sell or may continue to hold the security. Investment grade securities include securities rated in one of the four highest rating categories by a nationally recognized statistical rating organization, such as BBB‑ or higher by Standard & Poor’s Financial Services LLC (“S&P®”). The Subadviser also may purchase corporate bonds and preferred securities in private transactions that qualify under Rule 144A of the Securities Act of 1933 (the “1933 Act”). Additionally, the Subadviser may purchase securities that are not registered under the 1933 Act including Section 4(a)(2) securities and Rule 144A securities, which are subject to restrictions on resale. The Subadviser typically does not emphasize investment in any particular investment sector or industry. The fund’s sell discipline leads the team to consider selling a security if: there is a change in interest rate outlook and/or economic environment that requires re‑positioning the portfolio; a deterioration in underlying credit conditions or fundamental equity market conditions; or, if the fund identifies another issuer, sector, or security that is relatively more attractive.
The fund may also invest in real estate investment trusts (“REITs”). The fund also may hold some cash, U.S. Treasury securities, money market funds, exchange-traded funds, or other high-quality investments for cash management purposes, and may also hold cash in a money market deposit account at U.S. Bank, N.A., the fund’s custodian. The fund may lend its securities to broker-dealers and other financial institutions to earn additional income.

RJ Eagle GCM Dividend Select Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	The fund is an actively managed exchange-traded fund that seeks to achieve, over a full market cycle: (1) a dividend yield that exceeds the S&P 500 Index (the “Index”) and the rate of inflation; (2) dividend growth that outpaces inflation; and (3) volatility equal to or below the Index. The fund’s strategy focuses on selecting high-quality, dividend-paying companies and complementing them with higher-yielding securities to achieve the fund’s primary income goal.
Under normal circumstances, the fund will invest at least 80% of its net assets (including amounts borrowed for investment purposes) in dividend-paying common stocks. The fund primarily invests in approximately 25‑40 common stocks of large-capitalization U.S. and foreign companies, but also may invest in mid‑ or small-capitalization companies. The fund’s equity securities may include common stocks, depositary receipts and securities of foreign companies traded on U.S. exchanges, and may have growth and/or value characteristics. The core of the fund’s portfolio consists of high-quality large‑cap companies known for their consistent, sustainable dividend growth. These companies are typically industry leaders with strong financial health and growing earnings.
To enhance the portfolio’s yield, the fund also will invest in companies of any market capitalization with higher dividend yields, which may not meet the above criteria. These companies may include: (i) out‑of‑favor companies (i.e., companies that may be experiencing reduced popularity or declining investor interest), (ii) Master Limited Partnerships (“MLPs”), (iii) YieldCos (which own and operate income-generating assets and are designed to produce predictable cash flows), (iv) Business Development Companies (“BDCs”) and (v) real estate investment trusts (“REITs”). The fund’s investments may include exchange-traded funds that invest in MLPs. Investments in MLPs (or exchange-traded funds that invest in MLPs), and YieldCos will generally be limited to no more than 20% of the portfolio.
The fund may hold some cash, money market funds, exchange-traded funds, or other high-quality investments for cash management purposes, and may also hold cash in a money market deposit account at U.S. Bank, N.A., the fund’s custodian. Although the subadviser typically does not emphasize investment in any particular investment sector or industry, at times, the fund may invest a significant portion of its assets in the securities of companies in the information technology sector. However, as the sector composition of the fund’s portfolio changes over time, the fund’s exposure to the information technology sector may be lower at a future date, and the fund’s exposure to other market sectors may be higher. The fund may lend its securities to broker-dealers and other financial institutions to earn additional income. The fund is non‑diversified, which means that it is not limited to a percentage of assets that it may invest in any one issuer.